Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trading Assets and Liabilities
Trading assets	SFr 21,727	SFr 65,955
Trading liabilities	SFr 8,832	SFr 18,337